Debt and Capital Lease Obligations (Unitymedia KabelBW Senior Notes Details of Borrowings) (Schedule) (Details) € in Millions, $ in Millions	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 17, 2014	Oct. 22, 2014	Dec. 31, 2013 USD ($)	Nov. 21, 2013	Apr. 16, 2013	Jan. 21, 2013	Dec. 14, 2012	Sep. 19, 2012
Debt Instrument [Line Items]
Principal amount outstanding		$ 44,612.2
Estimated fair value		46,151.1			$ 44,229.0
Carrying value		44,611.4			42,856.0
Unitymedia KabelBW Notes [Member]
Debt Instrument [Line Items]
Principal amount outstanding		7,402.5
Estimated fair value		7,869.3			8,058.2
Carrying value		$ 7,400.9			$ 7,651.9
UM Senior Exchange Notes [Member]
Debt Instrument [Line Items]
Stated interest rate of debt	9.50%	9.50%
Principal amount outstanding	€ 618.0	$ 747.7
Estimated fair value		837.9
Carrying value		$ 746.1
September 2012 UM Senior Secured Notes [Member]
Debt Instrument [Line Items]
Stated interest rate of debt	5.50%	5.50%								5.50%
Principal amount outstanding	€ 650.0	$ 786.5
Estimated fair value		843.5
Carrying value		$ 786.5
December 2012 UM Dollar Senior Secured Notes [Member]
Debt Instrument [Line Items]
Stated interest rate of debt	5.50%	5.50%							5.50%
Principal amount outstanding		$ 1,000.0
Estimated fair value		1,046.3
Carrying value		$ 1,000.0
December 2012 UM Euro Senior Secured Notes [Member]
Debt Instrument [Line Items]
Stated interest rate of debt	5.75%	5.75%							5.75%
Principal amount outstanding	€ 500.0	$ 605.0
Estimated fair value		657.9
Carrying value		$ 605.0
January 2013 UM Senior Secured Notes [Member]
Debt Instrument [Line Items]
Stated interest rate of debt	5.125%	5.125%						5.125%
Principal amount outstanding	€ 500.0	$ 605.0
Estimated fair value		646.6
Carrying value		$ 605.0
April 2013 UM Senior Secured Notes [Member]
Debt Instrument [Line Items]
Stated interest rate of debt	5.625%	5.625%					5.625%
Principal amount outstanding	€ 350.0	$ 423.5
Estimated fair value		461.1
Carrying value		$ 423.5
November 2013 UM Senior Secured Notes [Member]
Debt Instrument [Line Items]
Stated interest rate of debt	6.25%	6.25%				6.25%
Principal amount outstanding	€ 475.0	$ 574.8
Estimated fair value		654.5
Carrying value		$ 574.8
October 2014 UM Senior Notes [Member]
Debt Instrument [Line Items]
Stated interest rate of debt	6.125%	6.125%		6.125%
Principal amount outstanding	€ 900.0	$ 900.0
Estimated fair value		932.6
Carrying value		$ 900.0
December 2014 UM Euro Senior Secured Notes [Member]
Debt Instrument [Line Items]
Stated interest rate of debt	4.00%	4.00%	4.00%
Principal amount outstanding	€ 1,000.0	$ 1,210.0
Estimated fair value		1,237.2
Carrying value		$ 1,210.0
December 2014 UM Dollar Senior Secured Notes [Member]
Debt Instrument [Line Items]
Stated interest rate of debt	5.00%	5.00%	5.00%
Principal amount outstanding		$ 550.0
Estimated fair value		551.7
Carrying value		$ 550.0